Trade and other receivables (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Current investment	$ 10,000	$ 10,000	$ 10,000
Subscription investment	7,400	8,700	$ 8,700
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Current investment	$ 59,350	$ 60,500